FAIR VALUE MEASUREMENTS - Realized and Unrealized Gains and Losses Included in Net Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Realized and unrealized gains and losses included in other income
Total gains (losses)	$ 3,079	$ (2,420)	$ (381)
Other Income [Member]
Realized and unrealized gains and losses included in other income
Total gains (losses)	(3,079)	2,420
Changes in unrealized gains (losses) relating to assets still held at the balance sheet date